Business segment information - Summary of components of segment profit or loss (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of operating segments [line items]
Operating income (loss)	¥ 1,208,206	¥ 1,202,339	¥ 955,255
Financial income	31,058	19,304	83,792
Financial expenses	(58,951)	(104,140)	(41,082)
Income before income taxes	1,180,313	1,117,503	997,965
Operating segments
Disclosure of operating segments [line items]
Operating income (loss)	1,264,827	1,311,046	1,042,041
Corporate and elimination
Disclosure of operating segments [line items]
Operating income (loss)	(56,621)	(108,707)	(86,786)
Game & Network Services | Operating segments
Disclosure of operating segments [line items]
Operating income (loss)	250,006	346,089	341,718
Music | Operating segments
Disclosure of operating segments [line items]
Operating income (loss)	263,107	210,933	184,786
Pictures | Operating segments
Disclosure of operating segments [line items]
Operating income (loss)	119,255	217,393	79,851
Entertainment, Technology & Services | Operating segments
Disclosure of operating segments [line items]
Operating income (loss)	179,461	212,942	127,859
Imaging & Sensing Solutions | Operating segments
Disclosure of operating segments [line items]
Operating income (loss)	212,214	155,597	145,884
Financial Services | Operating segments
Disclosure of operating segments [line items]
Operating income (loss)	223,935	150,111	154,765
All Other | Operating segments
Disclosure of operating segments [line items]
Operating income (loss)	¥ 16,849	¥ 17,981	¥ 7,178